Net Loss Per Share	3 Months Ended
Mar. 31, 2023
Net Loss Per Share [Abstract]
Net Loss Per Share

Note 7. Net Loss Per Share

The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three months ended March 31, 2023 and 2022:

	Three Months Ended March 31,
	2023	2022
	(In thousands, except per share amounts)
Numerator:
Net loss for basic and diluted loss per share	$(22,224)	$(20,948)

Denominator:
Weighted average shares - for basic and diluted net loss per share	67,583	65,721

Net loss per share
Basic and diluted	$(0.33)	$(0.32)

The computation of diluted net loss per share excluded share awards of 3.4 million and 5.4 million shares for the three months ended March 31, 2023 and 2022, respectively, because the inclusion of those shares would have had an anti-dilutive effect on the diluted net loss per share.